Income Taxes - Schedule of Components of (Loss) Profit Before Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Components of (loss) profit before income taxes	¥ (68,619)	¥ (752)	¥ (294,034)
PRC [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Components of (loss) profit before income taxes	(119,700)	(26,389)	(227,247)
Non-PRC [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Components of (loss) profit before income taxes	¥ 51,081	¥ 25,637	¥ (66,787)